Interim condensed consolidated statements of financial position (Parenthetical) - EUR (€)	Jun. 30, 2024	Dec. 31, 2023
Statement
Share capital	€ 134	€ 137
Minimum
Statement
Share capital	€ 1,000	€ 1,000